Accounts Payable and Accrued Liabilities - Aging Analysis of Trade Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [Line Items]
Trade payables	¥ 144,419	¥ 113,119
Within 1 year [member]
Disclosure of financial liabilities [Line Items]
Trade payables	134,744	104,812
Between 1 and 2 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	2,767	1,696
Between 2 and 3 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	948	2,342
Over 3 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	¥ 5,960	¥ 4,269